Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 52.0	$ 41.6
Interest payable	14.9	16.7
Accruals	57.4	57.4
Current portion of reclamation and closure cost obligations (Note 15)	5.6	5.7
Current portion of gold stream obligation (Note 12)	43.0	36.6
Total trade and other payables	172.9	158.0
Rainy River
Disclosure of detailed information about financial instruments [line items]
Current portion of gold stream obligation (Note 12)	30.3	32.1
New Afton
Disclosure of detailed information about financial instruments [line items]
Current portion of gold stream obligation (Note 12)	$ 12.7	$ 4.5